T. ROWE PRICE Global Stock Fund
January 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.3%
Common Stocks 1.3%
MercadoLibre (USD) (1) 46,925 90,199
Total Argentina (Cost $76,794) 90,199
CANADA 0.8%
Common Stocks 0.8%
Shopify, Class A (USD) (1) 503,188 58,772
Total Canada (Cost $18,363) 58,772
CAYMAN ISLANDS 0.1%
Convertible Preferred Stocks 0.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,264
(USD) (1)(2)(3) 25,648 6,940
Total Cayman Islands (Cost $1,264) 6,940
CHINA 0.7%
Common Stocks 0.7%
Meituan, Class B (HKD) (1) 2,655,700 50,545
Total China (Cost $58,306) 50,545
FRANCE 0.8%
Common Stocks 0.8%
Airbus  325,687 56,335
Total France (Cost $50,374) 56,335
GERMANY 4.8%
Common Stocks 3.2%
Infineon Technologies  2,471,558 81,261
SAP  514,158 141,689
222,950

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Preferred Stocks 1.6%
Sartorius (4) 402,811 116,240
116,240
Total Germany (Cost $268,790) 339,190
INDIA 2.0%
Common Stocks 2.0%
ICICI Bank  4,545,846 65,417
Kotak Mahindra Bank  3,422,210 74,844
Total India (Cost $121,774) 140,261
INDONESIA 0.9%
Common Stocks 0.9%
Bank Central Asia  113,817,800 65,750
Total Indonesia (Cost $68,292) 65,750
ITALY 0.9%
Common Stocks 0.9%
PRADA (HKD)  7,623,200 61,119
Total Italy (Cost $45,815) 61,119
JAPAN 6.2%
Common Stocks 6.2%
Asics  4,699,200 104,746
Chugai Pharmaceutical  2,816,200 121,420
Keyence  162,600 70,033
Nintendo  1,235,500 81,055
Recruit Holdings  916,000 63,930
Total Japan (Cost $358,761) 441,184
NETHERLANDS 3.2%
Common Stocks 3.2%
Adyen (1) 92,487 149,285
BE Semiconductor Industries  594,057 75,761
Total Netherlands (Cost $178,941) 225,046

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 1.5%
Common Stocks 1.5%
SK Hynix  773,561 104,144
Total South Korea (Cost $94,641) 104,144
SWITZERLAND 3.0%
Common Stocks 3.0%
Cie Financiere Richemont, Class A  577,997 111,738
Sonova Holding  287,784 100,403
Total Switzerland (Cost $181,875) 212,141
TAIWAN 4.1%
Common Stocks 4.1%
Accton Technology  2,737,000 62,851
Taiwan Semiconductor Manufacturing  6,736,000 224,801
Total Taiwan (Cost $148,420) 287,652
UNITED KINGDOM 4.7%
Common Stocks 4.7%
London Stock Exchange Group  1,059,346 157,639
Unilever  3,087,470 176,841
Total United Kingdom (Cost $267,536) 334,480
UNITED STATES 65.0%
Common Stocks 64.1%
Advanced Micro Devices (1) 270,122 31,321
Alphabet, Class A  627,479 128,018
Amazon.com (1) 1,346,034 319,925
Amphenol, Class A  398,400 28,199
Analog Devices  174,600 36,996
Apollo Global Management (4) 312,900 53,500
Apple  971,639 229,307
AppLovin, Class A (1) 49,500 18,295
Bank of America  3,412,765 158,011
Block (1) 780,200 70,858
Boeing (1) 363,385 64,145
Broadcom  475,054 105,115

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Cadence Design Systems (1) 170,200 50,655
Canva, Acquisition Date: 8/16/21 - 12/17/21,
Cost $11,369 (1)(2)(3) 6,670 8,828
Carvana (1) 353,291 87,432
Celsius Holdings (1)(4) 701,309 17,519
Charles Schwab  1,513,664 125,210
Ciena (1) 246,853 21,511
Citigroup  1,573,726 128,149
CME Group  499,100 118,047
ConocoPhillips  1,769,280 174,858
Constellation Energy (4) 202,052 60,612
Copart (1) 879,254 50,935
Corning  338,957 17,653
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $4,929 (1)(2)(3) 307,914 28,482
Deere  216,100 102,985
Diamondback Energy  236,772 38,916
Eli Lilly  304,358 246,859
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $22,057 (1)(2)(3) 35,359 22,528
Equifax  113,524 31,194
Exxon Mobil  500,350 53,452
Freeport-McMoRan  1,398,604 50,140
General Electric  180,417 36,727
HubSpot (1) 76,319 59,493
Intuitive Surgical (1) 56,481 32,300
Kenvue  6,673,272 142,074
Meta Platforms, Class A  362,662 249,939
Microsoft (4) 710,435 294,873
Morgan Stanley  511,600 70,821
Netflix (1) 61,859 60,421
NextEra Energy  495,200 35,437
NVIDIA  1,947,227 233,804
Old Dominion Freight Line  275,178 51,076
Pax Labs, Class A, Acquisition Date: 4/18/19,
Cost $3,143 (1)(2)(3) 834,772 342
Rambus (1) 503,314 31,014
Reliance  198,316 57,412
Repligen (1) 578,124 96,090
RH (1) 74,876 31,381
ServiceNow (1) 24,900 25,358
Starbucks  741,537 79,849
Stripe, Class B, Acquisition Date: 5/18/21, Cost $2,609 (1)
(2)(3) 65,013 1,788

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Synopsys (1) 152,657 80,218
Tesla (1) 275,263 111,371
Tradeweb Markets, Class A (4) 403,895 51,254
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $1,402 (1)(2)(3) 11,378 765
4,513,462
Convertible Preferred Stocks 0.9%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $7,106 (1)(2)(3) 179,047 125
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $8,274 (1)(2)(3) 136,104 95
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $726 (1)(2)(3) 426 564
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $82 (1)(2)(3) 48 63
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $7 (1)
(2)(3) 4 5
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $2,194 (1)(2)(3) 153,273 14,178
Databricks, Series G, Acquisition Date: 2/1/21,
Cost $1,618 (1)(2)(3) 27,363 2,531
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $5,195 (1)(2)(3) 70,698 6,540
Databricks, Series I, Acquisition Date: 9/14/23,
Cost $2,729 (1)(2)(3) 37,125 3,434
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $10,107 (1)(2)(3) 417,919 10,107
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $1,003 (1)(2)(3) 220,032 1,221
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $1,881 (1)(2)(3) 284,475 1,579
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,927 (1)(2)(3) 520,600 2,900
Lightmatter, Series B-1, Acquisition Date: 12/16/24,
Cost $2,117 (1)(2)(3) 34,011 2,117
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $10,512 (1)(2)(3) 131,020 10,512
Waymo, Series A-2, Acquisition Date: 5/8/20,
Cost $7,672 (1)(2)(3) 89,353 9,467
65,438
Total United States (Cost $3,352,344) 4,578,900

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.44% (5)(6) 17,136 17
Total Short-Term Investments (Cost $17) 17
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 4.44% (5)(6) 53,444,421 53,444
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 53,444
Total Securities Lending Collateral (Cost $53,444) 53,444
Total Investments in Securities  100.8%
(Cost $5,345,751) $ 7,106,119
Other Assets Less Liabilities (0.8)% (58,997)
Net Assets 100.0% $ 7,047,122
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $135,111 and represents 1.9% of net assets.
(3) Level 3 in fair value hierarchy.
(4) All or a portion of this security is on loan at January 31, 2025.
(5) Seven-day yield
(6) Affiliated Companies
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.44% $ — $ — $ 90++
Totals $ —# $ — $ 90+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
1/31/25
T. Rowe Price Government
Reserve Fund, 4.44% $ 17,052  ¤  ¤ $ 53,461
Total $ 53,461^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $90 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $53,461.

T. ROWE PRICE Global Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
January 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at January 31, 2025, totaled $(13,155,000) for the period ended January 31, 2025.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,599,700 $ 2,201,607 $ 62,733 $ 6,864,040
Convertible Preferred Stocks — — 72,378 72,378
Preferred Stocks — 116,240 — 116,240
Short-Term Investments 17 — — 17
Securities Lending Collateral 53,444 — — 53,444
Total $ 4,653,161 $ 2,317,847 $ 135,111 $ 7,106,119
($000s)
Beginning
Balance
10/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
1/31/25
Investment in Securities
Common Stocks $ 61,055 $ 1,678 $ — $ — $ 62,733
Convertible Preferred Stocks 70,915 1,734 17,498 (17,769) 72,378
Total $ 131,970 $ 3,412 $ 17,498 $ (17,769) $ 135,111

T. ROWE PRICE Global Stock Fund

tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F113-054Q1 01/25